Unsecured senior notes- General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 CNY (¥)	Nov. 30, 2014 USD ($)	Nov. 30, 2014 CNY (¥)
Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 8,000
Carrying value		¥ 54,825
Unamortized discount and debt issuance costs		298
Total principal amounts of unsecured senior notes		55,123
Less: current portion of principal amounts of unsecured senior notes		(8,957)
Non-current portion of principal amounts of unsecured senior notes		46,166
Discount when issued			24	¥ 150
Debt issuance costs as a direct deduction from the principal amount			39	¥ 238
US$300 million floating rate notes due 2017 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			300
Carrying value		¥ 2,066
Effective interest rate		1.69%
US$1,000 million 1.625% notes due 2017 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 1,000
Fixed interest rate			1.625%	1.625%
Carrying value		¥ 6,883
Effective interest rate		1.77%
US$2,250 million 2.500% notes due 2019 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 2,250
Fixed interest rate			2.50%	2.50%
Carrying value		¥ 15,434
Effective interest rate		2.67%
US$1,500 million 3.125% notes due 2021 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 1,500
Fixed interest rate			3.125%	3.125%
Carrying value		¥ 10,268
Effective interest rate		3.26%
US$2,250 million 3.600% notes due 2024 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 2,250
Fixed interest rate			3.60%	3.60%
Carrying value		¥ 15,414
Effective interest rate		3.68%
US$700 million 4.500% notes due 2034 | Unsecured senior notes
Unsecured senior notes
Principal amount | $			$ 700
Fixed interest rate			4.50%	4.50%
Carrying value		¥ 4,760
Effective interest rate		4.60%
A previous syndicated loan | Bank facility | Interest expenses on the consolidated income statements
Unsecured senior notes
Amount of unamortized upfront fees charged to interest expense	¥ 830